INVESTMENT PROPERTIES - Dispositions (Details) CAD in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018 property	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD property
Fair value
Loss on sale of investment properties		CAD 427	CAD 2,420
Number of income-producing properties disposed | property	10
Fair value gains excluding properties sold			CAD 170,700
United States, Austria and Germany
Fair value
Number of income-producing properties disposed | property			7
Aggregate gross proceeds			CAD 42,000
Loss on disposal			CAD 2,400